Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash Flow from Operating Activities:
Net income	[1]	$ 497,840	$ 479,446	$ 354,396
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization		198,409	205,772	211,224
Amortization of debt issuance cost		144
Equity-based compensation expense		42,434	38,550	47,476
Deferred income taxes		30,239	(13,950)	25,098
Loss from short-term interest-bearing investments		0	737	1,324
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net		134,584	6,589	(66,451)
Prepaid expenses and other current assets		(10,815)	25,907	(18,736)
Other noncurrent assets		(23,329)	(1,635)	9,674
Lease assets and liabilities, net		(7,881)
Accounts payable, accrued expenses and accrued personnel		(190,354)	(60,042)	25,348
Deferred revenue		(15,184)	(37,855)	7,650
Income taxes payable, net		(9,281)	6,025	(31,036)
Other noncurrent liabilities		11,330	6,833	(8,718)
Net cash provided by operating activities		658,136	656,377	557,249
Cash Flow from Investing Activities:
Purchase of property and equipment, net	[2]	(205,510)	(128,086)	(231,146)
Proceeds from sale of short-term interest-bearing investments		0	101,287	303,090
Purchase of short-term interest-bearing investments		(753)		(76,037)
Net cash paid for business and intangible assets acquisitions		(249,358)	(60,572)	(355,142)
Other		(6,104)	615	(3,157)
Net cash used in investing activities		(461,725)	(86,756)	(362,392)
Cash Flow from Financing Activities:
Borrowings under financing arrangements		450,000		120,000
Payments under financing arrangements		(350,000)		(120,000)
Proceeds from issuance of debt, net		643,919
Repurchase of shares		(360,912)	(398,057)	(419,228)
Proceeds from employee stock option exercises		97,850	41,483	81,280
Payments of dividends		(164,061)	(147,616)	(134,292)
Investment by noncontrolling interests, net	[2]	0	(4,776)	47,013
Payment of contingent consideration from a business acquisition		(1,411)	(7,470)
Excess tax benefit from equity-based compensation and other		(240)	(336)	(458)
Net cash provided by (used in) financing activities		315,145	(516,772)	(425,685)
Net increase (decrease) in cash and cash equivalents		511,556	52,849	(230,828)
Cash and cash equivalents at beginning of year		471,632	418,783	649,611
Cash and cash equivalents at end of year		983,188	471,632	418,783
Cash paid for:
Income taxes, net of refunds		45,398	75,790	55,938
Interest	[3]	$ 5,392	$ 7,348	$ 2,009

[1]	In fiscal years 2020, 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	The amounts under “Purchase of property and equipment, net”, include proceeds from sale of property and equipment of $194, $151 and $459 for the year ended September 30, 2020, 2019 and 2018, respectively, and proceeds of $9,676 relating to refund of betterment levy for the year ended September 30, 2019 ($4,776 of which was a refund to the noncontrolling interest).
[3]	The amounts under “Interest” include payments of interest to financial institution, tax authorities and other.